Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 106,808	$ 53,921	$ 178,744	$ 117,499	$ 123,956	$ 9,897
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34,565	$ 14,392	$ 52,784		$ 98,961	$ 16,673	$ 17,577	$ 9,897